Commitments and Contingencies (Tables)	6 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of future lease payments
Future Lease Payments	Operating Lease	Finance Lease	Capital Expenditure		Total
January 2022 to December 2022	$31,369	$83,459	2,823,219	*	$2,938,047
January 2023 to December 2023	807,754	83,459	-		891,213
January 2024 to December 2024	31,369	83,459	-		114,828
January 2025 to December 2025	31,369	83,459	-		114,828
January 2026 to December 2026	31,369	83,459	-		114,828
Thereafter	1,856,188	146,053	-		2,002,241
Total	$2,789,418	$563,348	2,823,219		$6,175,985